Derivative financial instrument liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 3,500
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	6,849	$ 2,149
Warrants issued		2,665
Change in fair value	(3,305)	2,035
Ending balance at derivative warrant liabilities	$ 3,544	$ 6,849